================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                   811-1485

Exact name of registrant as specified in charter:     Delaware Group Equity Funds III

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              June 30

Date of reporting period:                             March 31, 2005

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE AMERICAN SERVICES FUND
March 31, 2005

                                                                                      NUMBER OF           MARKET
                                                                                       SHARES             VALUE
                                                                                    -------------    ---------------
COMMON STOCK - 91.89%
Basic Industry & Capital Goods - 7.70%
General Electric                                                                           80,000    $     2,884,800
ITT Industries                                                                             33,000          2,977,920
MSC Industrial Direct Class A                                                              47,000          1,436,320
Rowan                                                                                     124,400          3,723,292
Tyco International                                                                        130,000          4,394,000
                                                                                                     ---------------
                                                                                                          15,416,332
                                                                                                     ---------------
Business Services - 21.30%
+Accenture                                                                                126,100          3,045,315
Apollo Investment                                                                         171,400          2,876,092
Automatic Data Processing                                                                  30,000          1,348,500
Certegy                                                                                   100,900          3,493,158
+Charles River Associates                                                                  20,300          1,001,805
+DST Systems                                                                               35,000          1,616,300
+Dun & Bradstreet                                                                          30,000          1,843,500
First Data                                                                                 39,500          1,552,745
+Fisher Scientific International                                                           65,700          3,739,644
+Huron Consulting Group                                                                    76,400          1,582,244
+iVillage                                                                                 409,200          2,492,028
Manpower                                                                                   53,800          2,341,376
+Monster Worldwide                                                                        140,200          3,932,610
National Financial Partners                                                                37,300          1,484,540
+Navigant Consulting                                                                       25,000            680,750
News Corporation Class B                                                                  121,000          2,130,810
+Resources Connection                                                                     119,200          2,494,856
Robert Half International                                                                  68,700          1,852,152
+United Rentals                                                                           155,000          3,132,550
                                                                                                     ---------------
                                                                                                          42,640,975
                                                                                                     ---------------
Consumer Non-Durables - 18.67%
+America's Car-Mart                                                                        66,400          2,327,984
American Eagle Outfitters                                                                  73,600          2,174,880
Best Buy                                                                                   40,000          2,160,400
+Blue Nile                                                                                 67,000          1,852,550
+Build-A-Bear Workshop                                                                    131,200          4,021,280
+Carter's                                                                                  54,800          2,178,300
+Coach                                                                                     50,900          2,882,467
+Guitar Center                                                                             37,900          2,078,057
+Hibbett Sporting Goods                                                                    55,500          1,667,220
Nordstrom                                                                                  67,400          3,732,612
PETsMART                                                                                   67,600          1,943,500
+Provide Commerce                                                                          65,600          1,894,528
+Skechers USA Class A                                                                      58,000            897,840
+Tractor Supply                                                                            66,300          2,893,995
+Urban Outfitters                                                                          97,400          4,672,278
                                                                                                     ---------------
                                                                                                          37,377,891
                                                                                                     ---------------
Consumer Services - 16.77%
+BJ's Restaurants                                                                         149,300          2,894,927
+Collectors Universe                                                                      124,900          2,393,084
+Comcast Special Class A                                                                   75,000          2,505,000
+Cosi                                                                                     391,900          2,664,920
+Educate                                                                                  118,100          1,638,047
+First Cash Financial Services                                                            120,400          2,548,868
+Getty Images                                                                              66,000          4,693,260
Host Marriott                                                                             176,700          2,926,152
+Kerzner International                                                                     22,500          1,377,675
+Priceline.com                                                                             40,000          1,008,000
Royal Caribbean Cruises                                                                    74,400          3,324,936
Starwood Hotels & Resorts Worldwide                                                        65,800          3,949,974
+West                                                                                      51,200          1,638,400
                                                                                                     ---------------
                                                                                                          33,563,243
                                                                                                     ---------------
Energy - 1.73%
+Forest Oil                                                                                30,000          1,215,000
Noble
                                                                                                           3,463,400
                                                                                                     ---------------
Financial - 22.44%
Allstate                                                                                   77,200          4,173,432
American Express                                                                           25,000          1,284,250

+AmeriTrade Holding                                                                       160,000          1,633,600
Aspen Insurance Holdings                                                                  102,000          2,571,420
Capital Automotive                                                                         25,000            828,000
Capital One Financial                                                                      25,000          1,869,250
Citigroup                                                                                  25,000          1,123,500
Edwards (A.G.)                                                                             36,100          1,617,280
Hub International                                                                         100,000          1,930,000
Investors Financial Services                                                               20,000            978,200
J.P. Morgan Chase                                                                         100,000          3,460,000
Lehman Brothers Holdings                                                                    9,300            875,688
Merrill Lynch                                                                              35,000          1,981,000
Morgan Stanley                                                                             69,900          4,001,775
PartnerRe                                                                                  37,300          2,409,580
+Primus Guaranty                                                                           35,600            463,868
PXRE Group                                                                                 25,000            641,250
Radian Group                                                                               25,000          1,193,500
SAFECO                                                                                     40,000          1,948,400
+Silicon Valley Bancshares                                                                 25,700          1,132,342
Sovereign Bancorp                                                                         176,000          3,900,160
UnumProvident                                                                             201,300          3,426,126
Westcorp                                                                                   35,000          1,478,750
                                                                                                     ---------------
                                                                                                          44,921,371
                                                                                                     ---------------
Technology - 1.37%
Henry (Jack) & Associates                                                                  66,600          1,198,134
+Hexcel                                                                                   100,000          1,551,000
                                                                                                     ---------------
                                                                                                           2,749,134
                                                                                                     ---------------
Transportation - 1.91%
Knight Transportation                                                                      58,000          1,430,860
+Marten Transport                                                                         111,700          2,382,561
                                                                                                     ---------------
                                                                                                           3,813,421
                                                                                                     ---------------
TOTAL COMMON STOCK (COST $168,892,490)                                                                   183,945,767
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                    -------------
REPURCHASE AGREEMENTS - 6.19%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $6,538,472
collateralized by $248,000 U.S. Treasury
Bills due 7/28/05, market value $246,157 and
$6,498,000 U.S. Treasury Bills due 8/18/05,
market value $6,424,378)                                                            $   6,538,000         6,538,0000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $5,860,407,
collateralized by $734,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $755,834,
$3,498,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $3,498,679 and $1,749,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $1,724,269)                                                                       5,860,000          5,860,000
                                                                                                     ---------------
REPURCHASE AGREEMENTS (COST $12,398,000)                                                                  12,398,000
                                                                                                     ---------------
TOTAL MARKET VALUE OF SECURITIES - 98.08%
  (cost $181,290,490)                                                                                    196,343,767
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)- 1.92%                                         3,846,673
                                                                                                     ---------------
NET ASSETS APPLICABLE TO 13,503,065 SHARES OUTSTANDING - 100.00%                                     $   200,190,440
                                                                                                     ---------------

+Non-income producing security for the period ended March 31,2005.

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the fund for federal income tax purposes was as follows:

Aggregated cost of investments           $  181,354,914
                                         --------------
Aggregated unrealized appreciation           17,182,015
Aggregated unrealized depreciation           (2,193,162)
                                         --------------
Net unrealized appreciation              $   14,988,853
                                         --------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, there were no 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE SMALL CAP GROWTH FUND
March 31, 2005

                                                                                      NUMBER OF           MARKET
                                                                                       SHARES             VALUE
                                                                                    -------------    ---------------
COMMON STOCK - 95.23%
Basic Industry/Capital Goods - 2.34%
Engineered Support Systems                                                                  9,500    $       508,440
Lincoln Electric Holdings                                                                  16,400            493,312
                                                                                                     ---------------
                                                                                                           1,001,752
                                                                                                     ---------------
Business Services - 10.64%
+Advisory Board                                                                            20,100            878,370
+aQuantive                                                                                 66,000            730,620
+Charles River Associates                                                                  11,900            587,265
+Collectors Universe                                                                       28,200            540,312
+Fastclick                                                                                  3,300             39,600
+iVillage                                                                                  74,300            452,487
+Navigant Consulting                                                                       28,300            770,609
+Resources Connection                                                                      26,400            552,552
                                                                                                     ---------------
                                                                                                           4,551,815
                                                                                                     ---------------
Consumer Non-Durables - 16.54%
+America's Car-Mart                                                                         9,400            329,564
+Build-A-Bear Workshop                                                                     22,900            701,885
+Carter's                                                                                  11,100            441,225
+Coach                                                                                     22,000          1,245,860
+Guitar Center                                                                             13,000            712,790
+Hibbett Sporting Goods                                                                    31,825            956,023
+Provide Commerce                                                                          14,800            427,424
+Tractor Supply                                                                             5,900            257,535
+Urban Outfitters                                                                          26,800          1,285,596
+Warnaco Group Class A                                                                     29,900            718,796
                                                                                                     ---------------
                                                                                                           7,076,698
                                                                                                     ---------------
Consumer Services - 14.80%
=+#BJ's Restaurants 144A                                                                  126,600          2,308,714
+Cheesecake Factory                                                                        20,100            712,545
+First Cash Financial Services                                                             20,250            428,693
Four Seasons Hotels                                                                         7,200            509,040
+LIN TV Class A                                                                            34,800            589,164
+RARE Hospitality International                                                            20,550            634,584
+Sonic                                                                                     23,150            773,210
+TRM                                                                                       18,600            375,906
                                                                                                     ---------------
                                                                                                           6,331,856
                                                                                                     ---------------
Financial - 12.63%
Brookline Bancorp                                                                          29,400            438,060
Delphi Financial Group Class A                                                             21,800            937,400
Downey Financial                                                                           16,100            990,633
Hub International                                                                          10,200            196,860
+Primus Guaranty                                                                            5,200             67,756
PXRE Group                                                                                  4,500            115,425
RAIT Investment Trust                                                                      11,400            305,748
+Signature Bank/New York NY                                                                24,100            638,891
+Silicon Valley Bancshares                                                                 13,300            585,998
Westcorp                                                                                   23,600            997,100
+World Acceptance                                                                           5,000            127,600
                                                                                                     ---------------
                                                                                                           5,401,471
                                                                                                     ---------------
Healthcare - 19.77%
+Align Technology                                                                          49,700            310,128
+Animas                                                                                    28,400            573,964
+Conceptus                                                                                 44,400            346,320
+Conor Medsystems                                                                          15,800            257,382
+CV Therapeutics                                                                           54,900          1,117,765
+Digene                                                                                    17,200            356,900
+Dyax                                                                                      46,500            149,730
+Immucor                                                                                   21,275            642,292
+Isolagen                                                                                  59,900            376,771
Medicis Pharmaceutical Class A                                                             14,700            440,706
+MGI Pharma                                                                                21,800            550,886
+Nektar Therapeutics                                                                       45,200            630,088
+Pain Therapeutics                                                                         48,600            246,888
+Pozen                                                                                     37,900            197,459
+Protein Design Labs                                                                       31,100            497,289
+Rigel Pharmaceuticals                                                                     20,600            330,424
+Transkaryotic Therapies                                                                   25,200            629,118
+United Therapeutics                                                                       17,600            804,232
                                                                                                     ---------------
                                                                                                           8,458,342
                                                                                                     ---------------

Technology - 14.99%
+Agile Software                                                                            44,200            321,776
+Akamai Technologies                                                                       48,800            621,224
+Cymer                                                                                     16,400            439,028
+InPhonic                                                                                  16,400            372,526
+Interwoven                                                                                44,800            348,992
+Manhattan Associates                                                                      16,800            342,216
+Marchex                                                                                   29,700            553,608
+MatrixOne                                                                                 60,300            287,631
+Mattson Technology                                                                        47,700            378,738
+Merix                                                                                     29,300            328,453
+O2Micro International                                                                     59,200            609,168
+Power Integrations                                                                        24,400            509,716
+Skyworks Solutions                                                                        33,400            212,090
+SupportSoft                                                                               60,400            318,912
+Tessera Technologies                                                                      17,800            769,494
                                                                                                     ---------------
                                                                                                           6,413,572
                                                                                                     ---------------
Transportation - 3.52%
Knight Transportation                                                                      25,975            640,803
+Old Dominion Freight Line                                                                 13,700            426,755
+Universal Truckload Services                                                              20,700            436,770
                                                                                                     ---------------
                                                                                                           1,504,328
                                                                                                     ---------------
TOTAL COMMON STOCK (COST $35,295,601)                                                                     40,739,834
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                    -------------
~FEDERAL AGENCY (DISCOUNT NOTES) - 5.51%
Fannie Mae
   2.65% 4/4/05                                                                     $      60,000             59,987
   2.65% 4/11/05                                                                        2,300,000          2,298,307
                                                                                                     ---------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES) (COST $2,358,311)                                                    2,358,294
                                                                                                     ---------------

TOTAL MARKET VALUE OF SECURITIES - 100.74%
   (cost $37,653,912)                                                                                     43,098,128
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.74%)                                       (317,625)
                                                                                                     ---------------
NET ASSETS APPLICABLE TO 3,951,683 SHARES OUTSTANDING - 100.00%                                      $    42,780,503
                                                                                                     ---------------

+Non-income producing security for the period ended March 31, 2005.
#Security exempt from registration under Rule 144A of the Security Act of 1933.
 See Note 3 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At March 31, 2005, one security was fair valued which represents 5.40% of the Fund's net assets.
~The interest rate shown is the effective yield as of the time of purchase

NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware Small Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the series for federal income tax purposes was as follows:

Aggregated cost of investment            $   37,755,819
                                         --------------
Aggregated unrealized appreciation            8,167,974
Aggregated unrealized depreciation           (2,825,665)
                                         --------------
Net unrealized appreciation              $    5,342,309
                                         --------------

3. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 5.40% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TREND FUND
March 31, 2005

                                                                                      NUMBER OF           MARKET
                                                                                       SHARES             VALUE
                                                                                    -------------    ---------------
COMMON STOCK- 99.96%
Basic Industry/Capital Goods - 4.90%
AMCOL International                                                                       494,200    $     9,271,192
+Mettler-Toledo International                                                             404,800         19,228,000
MSC Industrial Direct Class A                                                             815,400         24,918,624
+Paxar                                                                                    660,900         14,103,606
                                                                                                     ---------------
                                                                                                          67,521,422
                                                                                                     ---------------
Business Services - 9.59%
+*Advisory Board                                                                          610,900         26,696,330
+*Bright Horizons Family Solutions                                                        758,100         25,578,294
+*Fisher Scientific International                                                         427,900         24,356,068
+Monster Worldwide                                                                      1,041,900         29,225,295
+*Resources Connection                                                                    980,000         20,511,400
+*United Rentals                                                                          295,300          5,968,013
                                                                                                     ---------------
                                                                                                         132,335,400
                                                                                                     ---------------
Consumer Durables - 1.44%
*Gentex                                                                                   624,200         19,911,980
                                                                                                     ---------------
                                                                                                          19,911,980
                                                                                                     ---------------
Consumer Non-Durables - 12.55%
+Aeropostale                                                                              340,400         11,148,100
+Carter's                                                                                 669,700         26,620,575
+Coach                                                                                    968,100         54,823,503
+*Conn's                                                                                  208,400          3,917,920
+*Cost Plus                                                                               464,675         12,490,464
+*Dick's Sporting Goods                                                                   208,300          7,650,859
+*Peet's Coffee & Tea                                                                     385,800          9,509,970
PETsMART                                                                                1,246,300         35,831,125
+Too                                                                                      452,600         11,165,642
                                                                                                     ---------------
                                                                                                         173,158,158
                                                                                                     ---------------
Consumer Services - 16.82%
Cash America International                                                                788,400         17,289,612
+Cheesecake Factory                                                                       775,925         27,506,541
Four Seasons Hotels                                                                       414,100         29,276,870
+*Getty Images                                                                            468,800         33,336,368
*Gray Television Class B                                                                  465,700          6,738,679
*+Kerzner International                                                                   258,800         15,846,324
+LIN TV Class A                                                                           976,100         16,525,373
+*Sonic                                                                                   771,050         25,753,070
+*West                                                                                    712,300         22,793,600
+*Wynn Resorts                                                                            546,800         37,040,232
                                                                                                     ---------------
                                                                                                         232,106,669
                                                                                                     ---------------
Financial - 10.48%
City National                                                                             297,300         20,757,486
*Delphi Financial Group Class A                                                           183,000          7,869,000
*Downey Financial                                                                         385,500         23,719,815
*First Niagara Financial Group                                                            435,379          5,751,357
IPC Holdings                                                                              351,300         13,799,064
PartnerRe                                                                                 573,500         37,048,100
Sovereign Bancorp                                                                         556,000         12,320,960
Webster Financial                                                                         340,400         15,457,564
*Westcorp                                                                                 186,800          7,892,300
                                                                                                     ---------------
                                                                                                         144,615,646
                                                                                                     ---------------
Healthcare - 23.00%
+*Align Technology                                                                      1,451,600          9,057,984
+*Amylin Pharmaceuticals                                                                1,292,600         22,607,574
+#Conceptus144A                                                                           840,700          6,557,460
+Coventry Health Care                                                                     233,450         15,907,283
+Cytyc                                                                                    303,800          6,990,438
+*Digene                                                                                  689,200         14,300,900
+*Encysive Pharmaceutical                                                               2,009,500         20,537,090
+*Exelixis                                                                              1,155,300          7,832,934
+Herbalife                                                                                368,600          5,617,464
+*Martek Biosciences                                                                      152,000          8,844,880
*Medicis Pharmaceutical Class A                                                           540,500         16,204,190
*Mentor                                                                                   410,200         13,167,420
+*MGI Pharma                                                                              796,700         20,132,609
+Nektar Therapeutics                                                                    1,600,700         22,313,758
+*Neurocrine Biosciences                                                                  335,500         13,530,330
+*Par Pharmaceuticals                                                                     416,300         13,921,072
+*Protein Design Labs                                                                   2,099,100         33,564,609
+*Telik                                                                                 1,177,300         17,753,684

+United Therapeutics                                                                      720,600         32,927,817
+Vicuron Pharmaceuticals                                                                  981,900         15,474,744
                                                                                                     ---------------
                                                                                                         317,244,240
                                                                                                     ---------------
Technology - 17.08%
+*Akamai Technologies                                                                   1,320,300         16,807,419
+*American Reprographics                                                                  354,000          5,079,900
+*CheckFree                                                                               395,700         16,128,732
+*Cymer                                                                                   744,600         19,932,942
+Fairchild Semiconductor Class A                                                          694,600         10,648,218
+*Foundry Networks                                                                      1,477,100         14,623,290
Henry (Jack) & Associates                                                               1,277,000         22,973,230
+Integrated Circuit Systems                                                               901,200         17,230,944
+Micrel                                                                                 1,374,600         12,673,812
+NAVTEQ                                                                                   494,800         21,449,580
+*Opsware                                                                               2,557,200         13,195,152
+*PalmOne                                                                                 287,600          7,299,288
+*Power Integrations                                                                      775,600         16,202,284
+salesforce.com                                                                           537,800          8,061,622
+*Silicon Image                                                                           676,000          6,800,560
+Skyworks Solutions                                                                     1,139,700          7,237,095
+*Tekelec                                                                                 977,500         15,581,350
+Vishay Intertechnology                                                                   298,400          3,709,112
                                                                                                     ---------------
                                                                                                         235,634,530
                                                                                                     ---------------
Transportation - 4.10%
*Hunt (J.B.) Transportation Services                                                      717,800         31,418,106
*UTI Worldwide                                                                            362,100         25,147,845
                                                                                                     ---------------
                                                                                                          56,565,951
                                                                                                     ---------------
TOTAL COMMON STOCK (COST $1,009,019,777)                                                               1,379,093,996
                                                                                                     ---------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                    -------------
REPURCHASE AGREEMENT - 0.47%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $3,430,248
collateralized by $130,000 U.S. Treasury
Bills due 7/28/05, market value $129,134 and
$3,409,000 U.S. Treasury Bills due 8/18/05,
market value $3,370,233)                                                            $   3,430,000          3,430,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $3,074,213,
collateralized by $385,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $396,511,
$1,835,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $1,835,410 and $918,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $904,553)                                                                         3,074,000          3,074,000
                                                                                                     ---------------
REPURCHASE AGREEMENTS (COST $6,504,000)                                                                    6,504,000
                                                                                                     ---------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.43%
   (COST $1,015,523,777)                                                                               1,385,597,996
                                                                                                     ---------------

SECURITIES LENDING COLLATERAL - 22.67%**
Short-Term Investments
Abbey National 2.64% 1/13/06                                                            8,087,973          8,092,689
Bank of New York 2.74% 4/4/06                                                           8,721,458          8,720,998
Bank of the West 2.69% 3/2/06                                                          10,902,825         10,901,248
Barclays New York 2.87% 6/1/05                                                          1,090,038          1,089,945
Bayerische Landesbank 2.84% 5/1/06                                                     10,897,683         10,901,248
Bear Stearns 2.65% 1/17/06                                                              1,090,080          1,090,862
Calyon 2.82% 4/19/05                                                                   11,991,671         11,991,556
Citigroup Global Markets
  2.92% 4/1/05                                                                         74,982,839         74,982,839
  2.95% 4/7/05                                                                         11,773,347         11,773,347
Credit Swiss First Boston New York 3.10% 12/29/05                                       2,288,672          2,289,397
Goldman Sachs 3.02% 3/31//06                                                           11,991,972         11,991,372
Lehman Holdings 2.95% 12/23/05                                                         10,900,076         10,911,063
Marshall & Ilsley Bank 3.05% 12/29/05                                                  10,903,035         10,901,740
Merrill Lynch Mortgage Capital
  2.98% 4/5/05                                                                            872,100            872,100
  2.98% 4/12/05                                                                        10,901,247         10,901,247
Morgan Stanley
  2.93% 5/1/06                                                                          2,176,452          2,180,250
  3.06% 3/31/06                                                                         1,090,125          1,090,125
Nordea Bank New York 2.82% 5/13/05                                                     10,900,851         10,900,498
Pfizer 2.71% 5/1/06                                                                    10,465,198         10,465,198
Proctor & Gamble 2.93% 5/1/06                                                          10,901,247         10,901,247

Royal Bank of Canada 2.81% 6/27/05                                                     10,901,999         10,900,445
Royal Bank of Scotland 2.81% 5/3/05                                                    10,901,332         10,901,247
Sigma Finance 2.67% 9/30/05                                                            10,245,115         10,245,674
Societe Generale New York 2.77% 6/14/05                                                 9,847,095          9,845,867
Sun Trust Bank 2.81% 8/5/05                                                             5,451,964          5,450,042
Union Bank of Switzerland 2.80% 5/3/05                                                 10,901,216         10,901,247
Washington Mutual 2.60% 4/1/05                                                         11,991,393         11,991,372
Wells Fargo 2.78% 5/1/06                                                               10,902,436         10,901,247
Wilmington Trust Company 2.96% 6/3/05                                                   8,723,694          8,724,043
                                                                                                     ---------------
TOTAL SECURITIES LENDING COLLATERAL (COST $312,810,153)                                                  312,810,153
                                                                                                     ---------------

TOTAL MARKET VALUE OF SECURITIES - 123.10% (COST $1,328,333,930)                                       1,698,408,149***
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (22.67%)**                                         (312,810,153)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.43%)                                     (5,938,051)
                                                                                                     ---------------
NET ASSETS APPLICABLE TO 72,918,209 SHARES OUTSTANDING - 100.00%                                     $ 1,379,659,945
                                                                                                     ---------------

+Non-income producing security for the period ended March 31, 2005.
*Fully or partially on loan.
**See Note 3 in "Notes."
***Includes $308,238,442 of securities loaned.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware Trend Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $   1,028,211,605
                                      -----------------
Aggregate unrealized appreciation           446,483,767
Aggregate unrealized depreciation           (89,097,376)
                                      -----------------
Net unrealized appreciation           $     357,386,391
                                      -----------------

For federal income tax purposes, at June 30, 2004, capital loss carryforwards of $209,812,331 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $114,080,594 expires in 2010 and $95,731,737 expires in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At March 31, 2005, the market value of securities on loan was $308,238,442, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 0.48% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


DELAWARE GROUP EQUITY FUNDS III

         Jude T. Driscoll
-------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
-------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 26, 2005


         Michael P. Bishof
-------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 26, 2005